BABSON
Tax-Free
Income
FUND


Annual Report
June 30, 1998


BABSON FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group


Message
To Our Shareholders

For the fiscal year ended June 30, 1998, total investment returns (price change and reinvested distributions) for Babson Tax-Free Income Fund were 7.8% for Portfolio L and 4.8% for Portfolio S. Portfolio MM's price remained at $1.00 and provided a return of 3.1% for the same period. Some income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes. The average maturities of Portfolio L, S and MM were 13.9 years, 4.7 years and 56 days, respectively.

Interest rates declined over the past year, with the yield on the 30-year Treasury bond falling over one percentage point to 5.60%. With long rates leading the way, the Treasury yield curve flattened considerably. Short rates remained steady as the Federal Reserve, in light of the favorable inflationary environment, signaled that it is willing to keep monetary policy on hold. At June 30, the yield differential between 2-year notes and 30-year Treasury bonds was less than 20 basis points.

The catalyst for the most recent downward move in interest rates has been concern over the health of Asian economies, and in particular, the weakness in the Japanese yen. Japan's troubles are exacerbating an already fragile situation in the rest of Asia, and the turmoil has spread to parts of Latin America and Eastern Europe as well. As a result, investors have flocked to U.S. Treasury debt, seeking a safe haven from turbulent world markets.

Although tax-exempt interest rates declined over the past year, their performance lagged that of their taxable counterparts. This underperformance can be attributed to lackluster demand for municipals, combined with the tremendous amount of supply entering the market over the past year. Whereas the Treasury market benefited from the flight to quality by overseas investors, the municipal market failed to benefit from this class of investors. Retail demand for municipals has picked up modestly, but many investors are experiencing rate shock over such low yields.

This has been one of the busiest periods of issuance seen in the history of the municipal bond market. With long-term interest rates hovering at or near recent historical lows throughout the first half of 1998, eligible issuers continue to issue bonds to refinance higher coupon debt. This refunding phenomenon, along with strong new money issuance is boosting the amount of tax-exempt debt outstanding. According to preliminary statistics released by the Federal Reserve Board, outstanding municipal debt is now at a record $1.7 trillion dollars.

Credit quality in the municipal market continues to improve. While credit upgrades have been broad based, the tax-backed sector has benefited the most. The strong economy, combined with fiscal restraint and replenished reserve funds, has enabled many municipalities to receive ratings upgrades.

Longer duration municipals outperformed shorter maturities, and quality spreads remain narrow. More than half of the issues sold over the past year have come insured, further compressing quality spreads. As a result of the tremendous amount of supply issued recently, municipals are currently very attractive relative to Treasuries. Municipal/Treasury ratios are at their highest, and therefore, cheapest level of the past three and a half years. Municipal bonds currently represent tremendous value for almost all investors.

We believe that our philosophy of focusing on high quality issues will continue to serve our shareholders well, and we will continue to look for opportunities to improve total return through security selection in undervalued sectors of the market and yield curve.

Sincerely,

/s/ Larry D. Armel
Larry D. Armel
President

Tables indicating Tax Information, Quality Ratings and Indices
Comparisons of D.L. Babson Tax-Free Income Fund are shown below:

Tax Information

During the past fiscal year, the following percentages of total regular income dividends declared are exempt-interest dividends for federal income tax purposes:

        Portfolio L - Longer Term       97.85%
        Portfolio S - Shorter Term      99.76%
        Portfolio MM - Money Market     99.82%

Quality Ratings

                Portfolio       Portfolio       Portfolio
                L               S               MM
Aaa             50%             51 %            86%
Aa              27              15              14
A               17              17               0
Lower            6              17               0
TOTAL         100%             100%            100%
Source: Moody's

D.L. Babson Tax-Free Income Fund Portfolios L & S versus
Lipper General Municipal Bond Funds & Lipper Short Term Municipal Bond
Funds

CHART

Average annual compounded total returns for one, five and ten year periods ended June 30, 1998, were 7.82%, 5.25% and 7.55% for Portfolio L and 4.84%, 4.05% and 5.61% for Portfolio S, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


STATEMENT OF NET ASSETS
June 30, 1998
PORTFOLIO L - LONGER TERM

                                                                                  PRINCIPAL         MARKET
STATE/TERRITORY DESCRIPTION                                                       AMOUNT             VALUE
ARIZONA
        Maricopa Cnty Unified School Dist #48 (Scottsdale),
                9.25%, due July 1, 2007                                      $    500,000     $    678,750
ARKANSAS
        Arkansas GO, Series B,
                0.00%, due June 1, 2010                                         1,000,000          568,750
        Univ of Arkansas Rev Ref (Athletic Facs Fayetteville)
                (Call 9/15/05 @ 100),
                4.80%, due September 15, 2007                                   1,000,000        1,018,750
CALIFORNIA
        California Health Fac Auth Rev (Kaiser
                Permanente Medical) (Call 10/1/01 @ 101),
                5.45%, due October 1, 2013                                        250,000          253,750
        Santa Rosa Water Rev Ref (FGIC Ins) Series B
                (Call 9/1/02 @ 101.5), O.I.D.,
                6.00%, due September 1, 2015                                      500,000          563,125
        Univ of California Multiple Purpose Rev
                (MBIA Ins) Series D (Call 7/1/06 @ 101),
                5.75%, due July 1, 2013                                         1,000,000        1,073,750
COLORADO
        Adams Cnty School Dist #12 Thornton Rev Ref
                (FGIC Ins) (Call 12/15/03 @ 100), O.I.D.,
                6.20%, due December 15, 2010                                      500,000          541,875
        Denver City & Cnty School Dist #1 GO, Series A
                (Call 12/1/04 @ 101), O.I.D.,
                5.125%, due December 1, 2012                                      500,000          507,500

DIST OF COLUMBIA
        Dist of Columbia GO, Series A,
                5.75%, due June 1, 2003                                           500,000          525,394
FLORIDA
        Dade Cnty Special Obligation Cabs
                (AMBAC Ins) (Call 10/1/08 @ 30.8464),
                0.00%, due October 1, 2027                                      1,000,000          195,000
        Florida State Public Board of Ed Capital Outlay Ref,
                Series A (Call 6/1/00 @ 102), O.I.D.,
                7.25%, due June 1, 2023                                         1,000,000        1,073,750
        Miami-Dade Cnty Special Obligation Ref
                (MBIA Ins) Series A (Call 4/1/08 @ 69.484), O.I.D.,
                0.00%, due October 1, 2015                                        500,000          208,125
        Palm Beach Cnty Airport Sys Rev Ref
                (MBIA Ins) (Call 10/1/01 @ 102),
                7.75%, due October 1, 2010                                        500,000          562,500
        Tampa Rev (Catholic Health Care East) (FGIC Ins)
                (Call 11/15/08 @ 101),
                4.875%, due November 15, 2023                                     500,000          474,375
ILLINOIS
        Chicago GO (AMBAC Ins) Series B,
                5.125%, due January 1, 2022                                     1,000,000          998,750
        Lake Cnty Community Unit School
                Dist #60 Waukegan (FSA Ins),
                6.10%, due December 1, 2001                                       500,000          531,875
INDIANA
        Indiana Bond Bank Special Program,
                Series 94 A-1 (Call 8/1/04 @ 102),
                5.60%, due August 1, 2015                                         500,000          518,750
KANSAS
        Johnson Cnty Unified School Dist #229 GO,
                Series A (Call 10/1/07 @ 100),
                4.90%, due October 1, 2011                                      1,000,000        1,013,750
LOUISIANA
        St. Tammany Parish Hosp Service Dist #2 Rev
                (Slidell Memorial Hosp & Medical Center)
                (Connie Lee Ins) (Call 10/1/04 @ 102), O.I.D.,
                6.125%, due October 1, 2011                                       500,000          548,125
MASSACHUSETTS
        Massachusetts Health & Ed Fac Auth Rev
                (Winchester Hosp) (Connie Lee Ins) Series D
                (Call 7/1/04 @ 102), O.I.D.,
                5.75%, due July 1, 2014                                           500,000          529,375
        Massachusetts Housing Finance Agy Projects,
                Series A (Call 4/1/03 @ 102),
                6.375%, due April 1, 2021                                         975,000        1,034,719
MICHIGAN
        Michigan State Hospital Finance Auth Rev
                (Mercy Health Services) (AMBAC Ins)
                Series Q (Call 8/15/06 @ 101),
                5.375%, due August 15, 2026                                       500,000          504,375
        Milan Area Schools GO
                (Call 5/1/04 @ 101; 5/1/06 @ 100), O.I.D.,
                5.00%, due May 1, 2013                                            500,000          502,500
NEVADA
        Clark Cnty School Dist GO (MBIA Ins)
                Series A (Call 3/1/01 @ 101),
                6.75%, due March 1, 2007                                          500,000          536,250
        Nevada GO (Natural Resources)
                Series C (Call 5/15/07 @ 100),
                5.375%, due May 15, 2017                                          500,000          508,125
NEW HAMPSHIRE
        New Hampshire Higher Ed & Health Fac Auth
                (AMBAC Ins) (Call 10/1/06 @ 102),
                5.70%, due October 1, 2010                                        500,000          538,125
NEW JERSEY
        New Jersey Economic Dev Auth Public Schools Rev
                (Small Project Loan Program) (Call 8/15/03 @ 102),
                5.20%, due August 15, 2008                                        250,000          263,750
        New Jersey Turnpike Auth Rev,
                10.375%, due January 1, 2003                                      135,000          156,262
NEW YORK
        Battery Park City Auth Rev Ref (AMBAC Ins)
                Series A (Call 11/1/03 @ 102), O.I.D.,
                5.00%, due November 1, 2004                                     1,000,000        1,037,500
        New York City Municipal Water Financing Auth
                Water & Sewer Sys Rev (FSA Ins)
                Series A (Call 6/15/01 @ 101),
                6.80%, due June 15, 2004                                        1,000,000        1,081,250
        New York Dormitory Auth Rev (State Univ Ed Fac)
                Series B (Pre-refunded 5/1/04 @ 102), O.I.D.,
                6.10%, due May 15, 2008                                         1,000,000        1,110,000
        New York Environmental Fac Corp PCR
                (State Water-Revolving Fund) Series B
                (Call 6/15/07 @ 101),
                6.65%, due September 15, 2013                                     500,000          551,875
PENNSYLVANIA
        Philadelphia School Dist Rev Ref (AMBAC Ins) Series A,
                5.00%, due April 1, 2003                                          500,000          516,875
RHODE ISLAND
        Rhode Island Depositors Economic Protection Corp
                Special Obligation (MBIA Ins) Series B, O.I.D.,
                5.80%, due August 1, 2009                                         500,000          556,875
        Rhode Island Industrial Fac Corp PCR
                (Inge Co) (SBA Gtd) (Call 8/20/97 @ 100),
                9.125%, due October 1, 2000                                        60,000           59,976
TEXAS
        Harris Cnty Toll Road Ref (FGIC Ins)
                (Call 8/15/04 @ 102), O.I.D.,
                5.00%, due August 15, 2016                                        500,000          497,500
        Hays Consolidated Independent School Dist
                (PSF Gtd) (Call 9/1/06 @ 100), O.I.D.,
                4.50%, due September 1, 2010                                      500,000          490,000
        San Antonio Electric & Gas Rev
                (Call 2/1/02 @ 101; 2/1/03 @ 100), O.I.D.,
                5.75%, due February 1, 2011                                       295,000          309,750
        San Antonio Electric & Gas Rev
                (Escrowed) (Pre-refunded 2/1/02 @ 101), O.I.D.,
                5.75%, due February 1, 2011                                       205,000          217,813
        Texas Public Finance Auth Bldg Rev
                (AMBAC Ins) Series A (Call 2/1/05 @ 100),
                6.00%, due February 1, 2008                                       500,000          548,125
VIRGINIA
        Danville Industrial Dev Auth Hosp Rev
                (Danville Regional Medical Center) (FGIC Ins)
                (Call 10/1/04 @ 101), O.I.D.,
                6.375%, due October 1, 2014                                       500,000          551,875
        Fairfax Cnty Industrial Dev Auth Rev
                (Inova Health System) (Call 8/15/06 @ 102),
                5.50%, due August 15, 2009                                        500,000          530,625
        Virginia State Univ Commonwealth Rev
                (Call 5/1/06 @ 102; 5/1/08 @ 100),
                5.75%, due May 1, 2021                                            500,000          525,000
WASHINGTON
        Tacoma Conservation Sys Project Rev
                (Tacoma Public Utilities Light Div) (Call 1/1/05 @ 100),
                6.50%, due January 1, 2012                                        500,000          553,125
        Washington GO, Series DD-13 (Call 3/1/04 @ 100),
                5.875%, due March 1, 2014                                         500,000          530,625
        Washington Public Power Supply Sys Nuclear Project #2
                Rev Ref, Series 94 A (Call 7/1/04 @ 102), O.I.D.,
                5.375%, due July 1, 2011                                          500,000          512,500
WISCONSIN
         Wisconsin Public Power Inc Sys Rev
                (MBIA Ins) (Call 7/1/06 @ 102),
                5.90%, due July 1, 2011                                           500,000          545,000

TOTAL INVESTMENTS - 99.49%                                                                    $ 27,156,414
  (COST $25,476,734)

Other assets less liabilities - 0.51%                                                              138,152

TOTAL NET ASSETS - 100.00%
	(equivalent to $9.22 per share;
        50,000,000 shares of $0.10 par value
        capital shares authorized;
        2,960,707 shares outstanding)                                                         $ 27,294,566

For federal income tax purposes, the identified cost of investments owned at June 30, 1998, was $25,476,734.
Net unrealized appreciation for federal income tax purposes was $1,679,680, which is comprised of unrealized appreciation of $1,707,560 and unrealized depreciation of $27,880.

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
June 30, 1998
PORTFOLIO S - SHORTER TERM

                                                                                PRINCIPAL       MARKET
                                                                                AMOUNT          VALUE
STATE/TERRITORY DESCRIPTION
ARIZONA
        Chandler GO (FGIC Ins) (Call 7/1/01 @ 101),
                6.90%, due July 1, 2005                                      $  1,000,000     $  1,083,750
        Lake Havasu City Municipal Property Corp Fac Rev
                (AMBAC Ins) Series A (Call 8/20/97 @ 100.5),
                6.30%, due June 1, 1999                                           500,000          502,800
        Maricopa Cnty Unified School Dist #93 Cave Creek,
                6.40%, due July 1, 2005                                           500,000          557,990
ARKANSAS
        Univ of Arkansas Rev Ref (Athletic Facs Fayetteville),
                4.50%, due September 15, 2003                                     500,000          506,875
DIST OF COLUMBIA
        Dist of Columbia GO, Series A,
                5.75%, due June 1, 2003                                           465,000          488,250
        Dist of Columbia GO, Series A (Escrowed to maturity),
                5.75%, due June 1, 2003                                            35,000           37,144
GUAM
        Guam Gov't Limited Obligation Hwy (FSA Ins) Series A,
                5.75%, due May 1, 2001                                            500,000          523,125
        Guam Power Auth Rev, Series A,
                5.00%, due October 1, 2002                                        500,000          510,000
ILLINOIS
        Du Page & Will Cntys Community School District #204,
                7.25%, due December 30, 2004                                      500,000          578,125
        Illinois GO (Call 8/15/97 @ 102),
                5.90%, due December 1, 1998                                       500,000          508,800
        Illinois State Toll Hwy Auth Priority Rev Ref,
                Series A (Call 1/1/03 @ 100), O.I.D.,
                3.50%, due January 1, 2005                                        500,000          472,500
INDIANA
        Indianapolis Line of Credit Public Improvement
                Bond Bank, Series D,
                5.70%, due February 1, 2000                                       250,000          256,562
        Kokomo-Center School Building Corp
                (First Mortgage) (AMBAC Ins),
                6.75%, due July 15, 2007                                          250,000          290,000
MASSACHUSETTS
        Massachusetts Health & Ed Fac Auth Rev
                (Winchester Hosp) (Connie Lee Ins) Series D,
                5.10%, due July 1, 2001                                           500,000          513,125
        Massachusetts Health & Ed Fac Auth Rev
                (Milford-Whitinsville Regional) Series C,
                4.75%, due July 15, 2003                                          500,000          499,375
        Massachusetts Housing Finance Agy Projects
                (AMBAC Ins) Series A,
                5.35%, due April 1, 2003                                          500,000          524,375
        Massachusetts Municipal Wholesale Electric Co
                Power Supply Sys Rev, Series D,
                5.70%, due July 1, 2001                                           500,000          519,375
MISSOURI
        Jackson Cnty Industrial Dev Auth Health Care Corp Rev
                (St. Joseph Health Center) (MBIA Ins),
                4.60%, due July 1, 2001                                           500,000          506,250
        Sikeston Electric Rev Ref (MBIA Ins),
                5.80%, due June 1, 2002                                           500,000          531,250
NEVADA
        Washoe Cnty Hospital Fac Rev Ref
                (Washoe Medical Center Inc) (AMBAC Ins) Series A,
                5.25%, due June 1, 2001                                           500,000          515,625
NEW MEXICO
        Albuquerque Hosp Rev Ref (MBIA Ins)
                Series A, O.I.D.,
                5.60%, due August 1, 1999                                         500,000          509,485
        Las Cruces School Dist (MBIA Ins),
                6.125%, due August 1, 2000                                        500,000          521,875
NEW YORK
        Battery Park City Auth Rev Ref,
                6.00%, due November 1, 2003                                       500,000          541,250
        New York Medical Care Fac Finance Agy Rev Ref
                (Mental Health Services) (MBIA Ins) Series F,
                6.00%, due August 15, 2002                                        500,000          532,500
NEW YORK (Continued)
        New York Medical Care Fac Finance Agy Rev
                (Surgical Hosp) (FHA Ins) Series A,
                5.40%, due August 15, 2004                                        500,000          520,000
        New York State Dormitory Auth Rev
                (Beth Israel Medical Center) (MBIA Ins),
                5.35%, due November 1, 2005                                       500,000          530,625
NORTH CAROLINA
        North Carolina Eastern Municipal Power
                Agy Sys Rev Ref, Series 93 B,
                5.375%, due January 1, 2001                                       500,000          510,625
OHIO
        Columbus City School Dist (FGIC Ins)
                (Pre-refunded 12/1/02 @ 102),
                6.65%, due December 1, 2012                                       500,000          560,000
        Ohio Special Obligation (AMBAC Ins) Series A,
                5.55%, due June 1, 2000                                           500,000          515,000
PENNSYLVANIA
        Pennsylvania State Univ GO, E.T.M.,
                6.75%, due July 1, 1999                                           500,000          514,630
PUERTO RICO
        Puerto Rico Commonwealth Hwy & Transportation
                Auth Rev Ref, Series V,
                6.10%, due July 1, 2001                                           250,000          263,750
        Puerto Rico Electric Power Auth Rev Ref, Series Q,
                5.30%, due July 1, 1998                                           500,000          500,000
RHODE ISLAND
        Rhode Island Depositors Economic Protection Corp
                Special Obligation (FSA Ins) Series A,
                5.60%, due August 1, 1998                                         500,000          500,705
SOUTH DAKOTA
        South Dakota Housing Dev Auth
                (Home Ownership Mortgage) Series C,
                4.70%, due May 1, 1999                                            500,000          503,730
TENNESSEE
        Tennessee Housing Dev Agy Mortgage Finance, Series A,
                4.95%, due July 1, 2000                                           500,000          507,500
TEXAS
        Fort Bend Cnty Industrial Dev Corp Rev Ref
                (Frito-Lay Inc) (Call 10/1/99 @ 100),
                4.55%, due October 1, 2011                                        500,000          503,750
        Houston GO, Series C (Call 3/1/02 @ 100),
                5.90%, due March 1, 2003                                          500,000          527,500
        San Antonio Water Rev (AMBAC Ins)
                (Pre-refunded 5/1/00 @ 49.8), O.I.D.,
                0.00%, due May 1, 2010                                          1,250,000          578,125
WASHINGTON
        Washington Public Power Supply Sys Nuclear
                Project #2 Rev Ref (MBIA Ins) Series B,
                5.10%, due July 1, 2004                                           500,000          518,750
        Washington Public Power Supply Sys Nuclear
                Project #2 Rev Ref, Series B (Pre-refunded 7/1/00 @ 102),
                7.50%, due July 1, 2004                                           300,000          325,875
WISCONSIN
        Chippewa Valley Technologies College Dist, Series A,
                4.75%, due April 1, 2007                                          500,000          513,125
        Milwaukee Cnty GO, Series A,
                5.35%, due September 1, 2001                                      500,000          520,000
        Milwaukee Metropolitan Sewer Dist GO, Series A,
                7.00%, due September 1, 2000                                      500,000          531,250
                                                                                                21,475,346
TOTAL INVESTMENTS - 100.61%
(COST $21,007,236)                                                                            $ 21,475,346

Other assets less liabilities - (0.61%)                                                           (130,435)

TOTAL NET ASSETS - 100.00%
	(equivalent to $10.79 per share;
        50,000,000 shares of $0.10 par value
        capital shares authorized;
        1,979,110 shares outstanding)                                                         $ 21,344,911


For federal income tax purposes, the identified cost of investments owned at June 30, 1998, was $21,007,236.
Net unrealized appreciation for federal income tax purposes was $468,110, which is comprised of unrealized appreciation of $493,743 and unrealized depreciation of $25,633.

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
June 30, 1998
PORTFOLIO MM - MONEY MARKET

                                                                                  PRINCIPAL        MARKET
STATE   DESCRIPTION                                                               AMOUNT           VALUE
</CATPION>
ALASKA
        Alaska Housing Finance Corp,
                Series C (SBPA: Swiss Bank Corp),
                Fltg Rate, 3.50%, due June 1, 2026                           $    500,000    $     500,000
        Anchorage Ref Bond (MBIA Ins),
                5.25%, due February 1, 1999                                       100,000          100,919
CALIFORNIA
        Los Angeles Cnty Tax & Rev Anticipation Notes, Series A,
                4.50%, due June 30, 1999                                          300,000          302,391
COLORADO
        Regional Transportation Dist, Series 89 A
                (LOC: Credit Local De France),
                Fltg Rate, 3.45%, due June 1, 1999                                200,000          200,000
CONNECTICUT
        Connecticut GO, Series 97 B
                (SBPA: Bayerische Landesbank),
                Fltg Rate, 3.30%, due May 15, 2014                                400,000          400,000
        Connecticut Special Assessment Unemployment
                Compensation Adv Fund Rev (FGIC Ins) Series C
                (SBPA: FGIC SPI) (Mandatory Redemption 7/1/98 @ 100),
                3.90%, due November 15, 2001                                      300,000          300,000
        Connecticut Special Assessment Unemployment
                Compensation Adv Fund Rev (FGIC Ins) Series C
                (SBPA: FGIC SPI) (Optional Put 7/1/99 @ 100),
                3.60%, due November 15, 2001                                      200,000          200,000
FLORIDA
        Dade Cnty Water & Sewer Sys Rev
                (FGIC Ins) (SBPA: Commerzbank),
                Fltg Rate, 3.40%, due October 5, 2022                             400,000          400,000
GEORGIA
        Burke Cnty PCR (Georgia Power) Series 5,
                Fltg Rate, 3.95%, due July 1, 2024                                200,000          200,000
        De Kalb Private Hosp Auth Rev Anticipation Certificates
                (Egleston Childrens Hosp) Series A (LOC: Sun Trust),
                Fltg Rate, 3.45%, due March 1, 2024                               300,000          300,000
ILLINOIS
        Chicago GO Tender Notes (LOC: Morgan Guaranty Trust Co)
                (Mandatory Redemption 10/29/98 @ 100),
                3.55%, due January 31, 1999                                       200,000          200,000
        Illinois Health Fac Auth Rev (Rush/Presbyterian, St Lukes)
                Series 96 (LOC: Northern Trust),
                3.75%, due July 7, 1998                                           300,000          300,000
IOWA
        Polk Cnty Rev (Catholic Health Initiatives),
                3.85%, due December 1, 1998                                       200,000          200,000
MISSISSIPPI
        Jackson Cnty Port Auth Fac Rev Ref
                (Chevron Corp) Series 93,
                Fltg Rate, 3.80%, due June 1, 2023                                200,000          200,000
NEW HAMPSHIRE
        New Hampshire GO Bond Aniticipation Notes,
                Series 98 (LOC: Landesbank Hessen),
                3.60%, due July 21, 1998                                          200,000          200,000
NEW MEXICO
        Albuquerque Airport Rev Ref, Series 95 (AMBAC Ins)
                (SBPA: Canadian Imperial Bank of Commerce),
                Fltg Rate, 3.40%, due July 1, 2014                                300,000          300,000
        Albuquerque Joint Water & Sewer Sys Rev Ref, Series B,
                6.75%, due July 1, 1998                                           250,000          250,019
NEW YORK
        New York City GO, Series 95F-7
                (LOC: Union Bank of Switzerland),
                Fltg Rate, 3.35%, due February 15, 2012                           200,000          200,000
NORTH CAROLINA
        Charlotte Airport Rev Ref, Series 93 A
                (MBIA Ins) (SBPA: Commerzbank),
                Fltg Rate, 3.40%, due July 1, 2016                                300,000          300,000
        Charlotte GO, Series 93,
                4.20%, due February 1, 1999                                       250,000          250,854
        Winston-Salem Water & Sewer Sys Rev
                (SBPA: Wachovia Bank NC),
                Fltg Rate, 3.50%, due June 1, 2014                                200,000          200,000
PENNSYLVANIA
        Delaware Cnty GO,
                4.90%, due November 15, 1998                                      250,000          251,197
SOUTH CAROLINA
        Greenville Cnty GO,
                4.30%, due March 1, 1999                                          345,000          346,455
TEXAS
        Dallas Water & Sewer Sys,
                (Line: Union Bank of Switzerland),
                3.70%, due July 28, 1998                                          200,000          200,000
        Harris Cnty GO, Series A
                (LOC: Union Bank of Switzerland),
                3.60%, due July 8, 1998                                           200,000          200,000
        Harris Cnty GO, Series C
                (LOC: Union Bank of Switzerland),
                3.80%, due August 13, 1998                                        240,000          240,000
        Houston GO Public Improvement Bonds
                (Pre-refunded 2/1/99 @ 100),
                7.00%, due February 1, 2000                                       200,000          203,855
        Lone Star Airport Improvement Auth Inc Rev
                (American Airlines) Series B-1
                (LOC: Royal Bank of Canada),
                Fltg Rate, 4.00%, due December 1, 2014                            200,000          200,000
        Lower Neches Valley Auth Industrial
                Dev Corp PCR (Mobil Corp),
                Fltg Rate, 3.50%, due February 1, 2004                            300,000          300,000
        Round Rock Independent School Dist,
                Series A (Gty: PSF),
                4.75%, due August 1, 1998                                         100,000          100,293
        Texas GO Tax & Rev Anticipation Notes, Series A,
                4.75%, due August 31, 1998                                        300,000          300,452
        Texas Public Fin Auth,
                6.00%, due October 1, 1998                                        185,000          186,135
                Univ of Texas, Series A,
                3.60%, due July 15, 1998                                          400,000          400,000
UTAH
        Utah Highway GO, Series 98 B,
                3.65%, due July 9, 1998                                           200,000          200,000
        Intermountain Power Agy Supply Rev (AMBAC Ins)
                Series 85 E (Optional Put 9/15/98 @ 100),
                3.45%, due July 1, 2014                                           250,000          250,000
        Utah State Building Ownership Auth Lease Rev
                (Dept Employment Sec) (Pre-refunded 8/15/98 @ 100),
                7.80%, due August 15, 2010                                        100,000          100,490
        Utah Transit Auth Sales Tax & Transportation Rev Bonds
                (LOC: Bayerische Landesbank),
                Fltg Rate, 3.60%, due May 1, 2028                                 400,000          400,000
WASHINGTON
        Washington GO, Series 96 B
                (LOC: Landesbank Hessen),
                Fltg Rate, 3.45%, due June 1, 2020                                200,000          200,000
        Washington Health Care Fac Auth Rev
                (Sisters of Providence) Series D
                (Line: Morgan Guaranty Trust Co),
                Fltg Rate, 3.80%, due October 1, 2005                             400,000          400,000
        Washington Public Power Supply Sys Nuclear Project #1
                Rev Ref, Series 1A-1 (LOC: Bank of America),
                Fltg Rate, 3.50%, due July 1, 2017                                200,000          200,000
WISCONSIN
        Sheboygan PCR (Wisconsin Power & Light Co),
                Fltg Rate, 3.70%, due August 1, 2014                              300,000          300,000
WYOMING
        Sublette Cnty PCR (Exxon Corp),
                Fltg Rate, 3.80%, due November 1, 2014                            200,000          200,000

TOTAL INVESTMENTS - 104.03%                                                                   $ 10,683,060
(COST $10,683,060)

Other assets less liabilities - (4.03%)                                                           (413,685)

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.00 per share; 100,000,000 shares of $0.10 par value
  capital shares authorized; 10,263,360 shares outstanding)                                   $ 10,269,375

For federal income tax purposes, the identified cost of investments owned at June 30, 1998, was $10,683,060.

Line (Line of Credit)
LOC (Letter of Credit)
SBPA (Stand by Purchase Agreement)

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1998

                                                                                PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
ASSETS:
  Investment securities, at market value (identified cost of $ 25,476,734,
    $21,007,236 and $10,683,060, respectively)                                  $ 27,156,414    $ 21,475,346    $ 10,683,060
  Cash                                                                                  -               -              4,547
  Interest receivable                                                                400,710         373,181          87,267
  Receivable for investments sold                                                   -                494,000            -
    Total assets                                                                  27,557,124      22,342,527      10,774,874
LIABILITIES AND NET ASSETS:
  Cash overdraft                                                                     255,129         433,319            -
  Payable for investments purchased                                                     -            557,990         502,391
  Fees payable                                                                         7,429           6,307           3,108
    Total liabilities                                                                262,558         997,616         505,499
NET ASSETS                                                                      $ 27,294,566    $ 21,344,911    $ 10,269,375

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                                   $ 25,355,681    $ 20,881,292    $ 10,264,760
  Accumulated undistributed net realized gain (loss) on investments                  259,205         (4,491)           4,615
  Net unrealized appreciation in value of investments                              1,679,680         468,110            -
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                     $ 27,294,566    $ 21,344,911    $ 10,269,375

Capital shares, $0.10 par value
  Authorized                                                                      50,000,000      50,000,000     100,000,000

  Outstanding                                                                      2,960,707       1,979,110      10,263,360

NET ASSET VALUE PER SHARE                                                       $       9.22    $      10.79    $       1.00

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Year Ended June 30, 1998

                                                                                PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
INVESTMENT INCOME:

  Income:
    Interest                                                                    $  1,513,748    $  1,134,344    $    401,366

  Expenses:
    Management fees (Note 3)                                                         261,400         213,466          55,535
    Registration fees and other expenses                                              28,807          23,525          11,484
                                                                                     290,207         236,991          67,019
      Net investment income                                                        1,223,541         897,353         334,347

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):

  Realized gain from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales and maturities of investments                              5,493,600        5,628,330     29,592,000
    Cost of investments sold and matured                                           5,273,644        5,554,291     29,592,000
      Net realized gain from investment transactions                                 219,956           74,039           -
  Unrealized appreciation on investments:
    Beginning of year                                                              1,044,898          388,509           -
    End of year                                                                    1,679,680          468,110           -
      Increase in net unrealized appreciation on investments                         634,782           79,601           -
      Net gain on investments                                                        854,738          153,640           -
      Increase in net assets resulting from operations                          $  2,078,279     $  1,050,993   $    334,347

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
For The Two Years Ended June 30, 1998

                                                                                PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                         $  1,272,767    $    990,979     $   299,426
  Net realized gain from investment transactions                                      88,015          71,438            -
  Increase in net unrealized appreciation on investments                             638,927         154,211            -
    Net increase in net assets resulting from operations                           1,999,709       1,216,628         299,426
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                           (1,272,767)       (990,979)       (299,426)
  Net realized gain from investment transactions                                     (60,533)       (112,777)           -
    Total distributions to shareholders                                           (1,333,300)     (1,103,756)       (299,426)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold, 105,940(L), 54,132(S), 18,555,914(MM)                   930,420         579,845      18,555,943
  Net asset value of shares issued for reinvestment of distributions,
    88,162(L), 62,762(S), 237,906(MM)                                                791,899         673,723         237,906
                                                                                   1,722,319       1,253,568      18,793,849
  Cost of shares redeemed, 238,370(L), 345,284(S), 17,374,707(MM)                 (2,112,020)     (3,699,095)    (17,374,733)
    Net increase (decrease) from capital share transactions                         (389,701)     (2,445,527)      1,419,116
      Total increase (decrease) in net assets                                        276,708      (2,332,655)      1,419,116
NET ASSETS - June 30, 1996                                                        26,966,421      25,268,497       8,031,257
NET ASSETS - June 30, 1997                                                      $ 27,243,129    $ 22,935,842    $  9,450,373

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                         $  1,223,541    $    897,353    $    334,347
  Net realized gain from investment transactions                                     219,956          74,039            -
  Increase in net unrealized appreciation on investments                             634,782          79,601            -
    Net increase in net assets resulting from operations                           2,078,279       1,050,993         334,347
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                           (1,223,541)       (897,353)       (334,347)
  Net realized gain from investment transactions                                     (65,480)        (62,303)           -
    Total distributions to shareholders                                           (1,289,021)       (959,651)       (334,347)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold, 198,138(L), 105,752(S), 16,714,916(MM)                1,816,295       1,144,592       16,714,916
  Net asset value of shares issued for reinvestment of distributions,
    77,757(L), 55,359(S), 261,990(MM)                                                713,850         598,777          261,990
                                                                                   2,530,145       1,743,369       16,976,906
  Cost of shares redeemed, 355,788(L), 316,848(S), 16,157,904(MM)                 (3,267,966)     (3,425,637)     (16,157,904)
    Net increase (decrease) from capital share transactions                         (737,821)     (1,682,268)         819,002
      Total increase (decrease) in net assets                                         51,437      (1,590,931)         819,002
NET ASSETS - June 30, 1997                                                        27,243,129      22,935,842        9,450,373
NET ASSETS - June 30, 1998                                                      $ 27,294,566    $ 21,344,911     $ 10,269,375

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in three series with each series, in effect, representing a separate Fund. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Securities held in the short-term and long-term portfolios are valued at the market value on the last business day of the period as determined by an independent pricing service. Short-term notes and the money market portfolio are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.


2. PURCHASES AND SALES OF SECURITIES:
The aggregate amounts of security transactions during the year ended June 30, 1998 (excluding repurchase agreements), were as follows:

Portfolio L
        Purchases               $  4,967,960
        Proceeds from sales        5,493,600
Portfolio S
        Purchases               $  4,680,612
        Proceeds from sales        5,628,330
Portfolio MM
        Purchases               $ 31,299,105
        Proceeds from sales       29,592,000

3. MANAGEMENT FEES:
Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the portfolios at the annual rate of .95 of one percent of net assets of Portfolio L and Portfolio S and .50 of one percent of net assets of Portfolio MM. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.



FINANCIAL HIGHLIGHTS
The following table sets forth information as to capital and income changes for a share outstanding for each of the five years in the period ended
June 30, 1998:

PORTFOLIO L                                                1998     1997     1996     1995     1994
Net asset value, beginning of year                      $  8.96  $  8.74  $  8.67  $  8.52  $  9.49
  Income from investment operations:
    Net investment income                                  0.40     0.42     0.41     0.42     0.43
    Net gains (or losses) on securities
      (both realized and unrealized)                       0.28     0.24     0.07     0.17   (0.56)
  Total from investment operations                         0.68     0.66     0.48     0.59   (0.13)
  Less distributions:
    Dividends from net investment income                 (0.40)   (0.42)   (0.41)   (0.42)   (0.43)
    Distributions from capital gains                     (0.02)   (0.02)     -      (0.02)   (0.41)
  Total distributions                                    (0.42)   (0.44)   (0.41)   (0.44)   (0.84)
Net asset value, end of year                            $  9.22  $  8.96  $  8.74  $  8.67  $  8.52

Total return                                                 8%       8%       6%       7%     (2%)

Ratios/Supplemental Data
Net assets, end of year (in millions)                   $    27  $    27  $    27  $    28  $    30
Ratio of expenses to average net assets                   1.06%    1.01%    1.01%    1.02%    1.02%
Ratio of net investment income to average net assets      4.46%    4.71%    4.67%    4.98%    4.73%
Portfolio turnover rate                                     18%      21%      39%      34%      53%

PORTFOLIO S                                                1998     1997     1996     1995     1994
Net asset value, beginning of year                      $ 10.74  $ 10.69  $ 10.71  $ 10.62  $ 11.05
  Income from investment operations:
    Net investment income                                  0.44     0.44     0.44     0.45     0.46
    Net gains (or losses) on securities
      (both realized and unrealized)                       0.08     0.10     0.01     0.10   (0.37)
  Total from investment operations                         0.52     0.54     0.45     0.55     0.09
  Less distributions:
    Dividends from net investment income                 (0.44)   (0.44)   (0.44)   (0.45)   (0.46)
    Distributions from capital gains                     (0.03)   (0.05)   (0.03)   (0.01)   (0.06)
  Total distributions                                    (0.47)   (0.49)   (0.47)   (0.46)   (0.52)
Net asset value, end of year                            $ 10.79  $ 10.74  $ 10.69  $ 10.71  $ 10.62

Total return                                                 5%       5%       4%       5%       1%

Ratios/Supplemental Data
Net assets, end of year (in millions)                   $    21  $    23  $    25  $    28  $    29
Ratio of expenses to average net assets                   1.06%    1.01%    1.01%    1.01%    1.02%
Ratio of net investment income to average net assets      4.00%    4.12%    4.13%    4.28%    4.22%
Portfolio turnover rate                                     21%      23%      41%      34%      21%

PORTFOLIO MM                                               1998     1997     1996     1995     1994
Net asset value, beginning of year                      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
  Income from investment operations:
    Net investment income                                  0.03     0.03     0.03     0.03     0.02
  Less distributions:
    Dividends from net investment income                 (0.03)   (0.03)   (0.03)   (0.03)   (0.02)
Net asset value, end of year                            $  1.00  $  1.00  $  1.00  $  1.00  $  1.00

Total return                                                 3%       3%       3%       3%       2%

Ratios/Supplemental Data
Net assets, end of year (in millions)                   $    10  $     9  $     8  $    16  $    15
Ratio of expenses to average net assets                   0.61%    0.58%    0.58%    0.59%    0.57%
Ratio of net investment income to average net assets      3.06%    3.10%    3.15%    3.07%    1.99%

REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of D.L. Babson Tax-Free Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of D.L. Babson Tax-Free Income Fund, Inc. (a Maryland corporation, comprising, respectively, Portfolio L, Portfolio S and Portfolio MM), including the statement of net assets as of June 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian or brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the D.L. Babson Tax-Free Income Fund, Inc. as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Kansas City, Missouri
July 28, 1998

This report has been prepared for the information of the Shareholders of the D.L. Babson Tax-Free Income Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund


* Closed to new investors.


BABSON FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900
1-800-4-BABSON
(1-800-422-2766)
http://www.jbfunds.com


JB5C-2                          8/98